Net Operating Revenue (Details Narrative)	12 Months Ended
Dec. 31, 2023
Net Operating Revenue
Description of Copel DIS annual tariff adjustment	Annual Tariff Adjustment of Copel DIS was approved by Aneel through Resolution No. 3,209 of June 20, 2023, authorizing the average readjustment of 10.50% perceived by consumers (4.9% in June 2022), with application to tariffs from June 24, 2023. The average readjustment was 8.31% for high voltage consumers and 11.73% for low voltage consumers (9.32% and 2.68% in 2022).